Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gain (loss) from securities, tax expense	$ 0	$ 0	$ 0
Cash flow hedging gains (losses), tax (benefit) expense	(3)	1	0
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, tax (benefit) expense	$ (67)	$ 27	$ 100